Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Preferred Units [Line Items]
Public offering gross cash proceeds amount	$ 50.0
Common stock dividends per share	$ 5.2
Original issue price	0.0001	$ 0.0001	$ 0.0001
Series A Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.0525
Original issue price	0.0525	0.05	0.05
Cash dividends per share	0.0042
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.21
Original issue price	0.21	0.21	0.21
Cash dividends per share	0.0168
Series C Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	0.85
Original issue price	0.85	0.85	0.85
Cash dividends per share	0.068
Series D Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1
Original issue price	1	1	1
Cash dividends per share	0.08
Series E Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1.12
Original issue price	1.12	1.12	1.12
Cash dividends per share	0.0896
Series F Redeemable Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred stock conversion price	1.4	1.4
Original issue price	1.4	$ 1.4	$ 1.4
Cash dividends per share	$ 0.112
Conversion of shares		4,433,411